Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Cash flows from Operating Activities
Loss for the Period	[1]	€ (58,235)		€ (70,632)
Adjustments for:
Amortization and depreciation		18,418		12,380
Impairment of goodwill	[1]	2,349
Expected credit loss for trade and other receivables		828		1,380
Other Impairments		983		(932)
Impairments of financial assets				289
Change in provisions		5		1,696
Government grants		(271)		(1,421)
Financial income		(957)		(569)
Financial expenses		11,574		6,704
Change in fair value of derivative warrant liabilities		(1,239)		(502)
Exchange differences		1,074		(985)
Income tax credit		(1,266)		(1,621)
Share based payments expense		1,981		12,007
Changes in
- inventories		5,667		12,021
- trade and other financial receivables		880		1,829
- other assets		333		(1,212)
- trade and other financial payables		(546)		(16,568)
- contract liabilities		829		1,677
Net cash used in operating activities		(17,593)		(44,459)
Cash flows from Investing Activities
Acquisition of intangible assets		(15,998)		(16,715)
Acquisition of property, plant and equipment		(6,260)		(12,350)
Acquisition of subsidiaries, net of cash acquired		(3,403)
Proceeds from sale of financial assets at fair value through profit or loss				11
Net cash used in investing activities		(25,661)		(29,054)
Cash flows from Financing Activities
Proceeds from government grants		1,524		5,310
Proceeds from loans		378,428		261,526
Repayments of loans		(367,681)		(214,353)
Payment of principal portion of lease liabilities		(2,406)		(1,310)
Payment of interest on lease liabilities		(963)		(593)
Interest and bank fees paid		(11,105)		(5,369)
Net cash from financing activities		(2,034)		97,160
Net increase in cash and cash equivalents		(45,288)		23,647
Cash and cash equivalents at beginning of period		101,158		83,308
Exchange gains/(losses)		3,878		(1,401)
Cash and cash equivalents at the end of the period		59,748	[2]	105,554
Private Placement [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments				44,949
ATM [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments				6,216
Warrants Conversion And Other [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments		€ 169		€ 784

[1]	Unaudited
[2]	Unaudited